UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
						-----------------
Check here if Amendment [ ]; Amendment Number:
						--------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JDN Capital Management
           --------------------------
Address:   2420 Camino Ramon Suite 222
           --------------------------
           San Ramon, CA 94583
           --------------------------

           --------------------------

Form 13F File Number:  28- 11131
                           ---------------------

The institutional investment manager filing this report and the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Nguyen
       ----------------------------
Title: General Partner
       ----------------------------
Phone: 925-244-5990
       ----------------------------

Signature, Place, and Date of Signing

/s/ John Nguyen		        San Ramon, CA            November 13, 2006
---------------------     -------------------------      ----------------
     [Signature]                 [City, State]              [Date]
Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

FORM13F SUMMARY


Report Summary:


Number of Other Included Managers:		 0
                                         -----------------

Form 13F Information Table Entry Total:  	141
					 -----------------

Form 13F Information Table Value Total:       117,057
					 -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




column 1              		column 2 column 3     column 4  column 5               column 6    column 7     column 8
--------              		-------- --------     --------  --------               ----------  --------     --------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Investment  Other        Voting Authority
Name of Issuer        		Title of Cusip        Value     Shrs or  sh/  put/     Discretion  Managers     Sole    Shared None
                      		Class                 (x$1000)  prn amt  prn  call
------------------    		-------  -------      --------  -------  ---  ----     ----------  --------     ----    ----   ----


AVX Corp	                com	 002444107    991       56000    SH 	       SOLE                     56000	0      0
Abercrombie & Fitch Co	        com	 002896207    1042      15000	 SH            SOLE                     15000	0      0
Acxiom Corp	                com	 005125109    247       10000    SH            SOLE		        10000	0      0
Adaptec Inc	                com	 00651F108    596       135062	 SH            SOLE      		135062	0      0
Aeroflex Inc	                com	 007768104    1780      173176	 SH            SOLE		        173176  0      0
Amicas Inc	                com	 001712108    1073      360122   SH            SOLE                     360122  0      0
Andrew Corp	                com	 034425108    1740      188060	 SH            SOLE		        188060  0      0
Apac Customer Services Inc	com	 00185E106    153       57813	 SH            SOLE                     57813   0      0
Applied Micro Circuits Corp	com	 03822W109    433       150390   SH            SOLE		        150390  0      0
Apria Healthcare Group Inc	com	 03793310     316 	16000    SH            SOLE		        16000   0      0
Avid Technolgy Inc	        com	 05367P100    273 	7500 	 SH 	       SOLE		        7500    0      0
Avnet Inc	                com	 053807103    1862      94900 	 SH 	       SOLE		        94900   0      0
Axcelis Technologies Inc	com	 054540109    1509      214349 	 SH 	       SOLE		        214349  0      0
Bell Microproducts Inc	        com	 078137106    1433      276071	 SH 	       SOLE		        276071  0      0
Bisys Group Inc                 com      055472104    408       37600    SH            SOLE                     37600   0      0
Borland Software Corp	        com	 099849101    1119      195279 	 SH 	       SOLE		        195279  0      0
Boston Scientific Corp	        com	 101137107    300       20300 	 SH 	       SOLE		        20300   0      0
Brocade Communications Sys	com	 111621108    938 	132930 	 SH            SOLE		        132930  0      0
CRM Holdings Ltd	        com	 G2554P103    549 	73163 	 SH 	       SOLE		        73163   0      0
Captaris Inc	                com	 14071N104    606 	103354 	 SH 	       SOLE		        103354  0      0
Carnival Corp	                com	 143658300    988 	21000 	 SH 	       SOLE		        21000   0      0
Carreker Corp	                com	 144433109    1370      223090	 SH 	       SOLE		        223090  0      0
Carrington Labs Inc             com      144525102    41        10300    SH            SOLE                     10300   0      0
Cerion Tech	                com	 156916108    4 	10100 	 SH 	       SOLE		        10100   0      0
Chemtura Corp	                com	 163893100    1517      175000	 SH 	       SOLE		        175000  0      0
Chevron Corporation	        com	 166764100    2296      35400 	 SH 	       SOLE		        35400   0      0
Chiquita Brands Intl            com	 170032809    570 	42600 	 SH 	       SOLE		        42600   0      0
Cisco Sys Inc	                com	 17275R102    802 	34900 	 SH 	       SOLE		        34900   0      0
Clear Channel Communications	com	 184502102    433 	15000 	 SH 	       SOLE		        15000   0      0
Comfort Sys USA Inc	        com	 199908104    182 	15900 	 SH 	       SOLE		        15900   0      0
Cost Plus Inc	                com	 221485105    1104      92200 	 SH 	       SOLE		        92200   0      0
Cypress Semiconductor Corp	com	 232806109    1004      56500 	 SH 	       SOLE		        56500   0      0
Dell Computer Corp	        com	 247025109    1542      67500 	 SH 	       SOLE		        67500   0      0
Deluxe Corp	                com	 248019101    604 	35300 	 SH 	       SOLE		        35300   0      0
Diebold Inc	                com	 253651103    1349      31000 	 SH 	       SOLE		        31000   0      0
Ducommun Inc Del	        com	 264147109    259       13900 	 SH 	       SOLE		        13900   0      0
Dycom Inds Inc	                com	 267475101    428 	19900 	 SH 	       SOLE		        19900   0      0
E M C Corp Mass	                com	 268648102    1725      144000 	 SH 	       SOLE		        144000  0      0
Emdeon Corp	                com	 290849108    213 	18226 	 SH 	       SOLE		        18226   0      0
Emrise Corp	                com	 29246J101    558 	557500	 SH 	       SOLE		        557500  0      0
Encore Med Corp	                com	 29256E109    216 	34326 	 SH 	       SOLE		        34326   0      0
Endurance Specialty Holdgs Ltd	com	 G30397106    1640      46500 	 SH 	       SOLE		        46500   0      0
Family Dlr Stores Inc	        com 	 307000109    2041 	69800 	 SH 	       SOLE		        69800   0      0
FedEx Corp	                com	 31428X106    1087      10000 	 SH 	       SOLE		        10000   0      0
Flextronics Intl Ltd	        com	 Y2573F102    391 	30934 	 SH 	       SOLE		        30934   0      0
GSI Group Inc	                com	 36229U102    147 	15677 	 SH 	       SOLE		        15677   0      0
Gap Inc Del	                com	 364760108    284 	15000 	 SH 	       SOLE		        15000   0      0
Global Power Equipment Inc	com	 37941P108    473 	222300	 SH 	       SOLE		        222300  0      0
Greenfield Online Inc	        com	 395150105    1884      181312	 SH 	       SOLE		        181312  0      0
HMS Hldgs Corp	                com	 40425J101    158 	12500 	 SH 	       SOLE		        12500   0      0
Hanesbrands Inc 	        com	 410345102    221 	9836 	 SH 	       SOLE		        9836    0      0
Hewitt Assocs Inc	        com	 42822Q100    1702      70159 	 SH 	       SOLE		        70159   0      0
Hooper Holmes Inc	        com	 439104100    129 	38200 	 SH 	       SOLE		        38200   0      0
Horizon Lines Inc	        com	 44044K101    332 	19900 	 SH 	       SOLE		        19900   0      0
Hot Topic Inc	                com	 441339108    526 	47207 	 SH 	       SOLE		        47207   0      0
Hutchinson Technology Inc	com 	 448407106    1473      70000 	 SH 	       SOLE		        70000   0      0
iPass Inc	                com	 46261V108    481       102835   SH 	       SOLE		        102835  0      0
Ibis Technology Corp	        com	 450909106    206 	57800    SH            SOLE                     57800   0      0
Innovex Inc	                com	 457647105    237 	114298   SH 	       SOLE		        114298  0      0
Intel Corp	                com	 458140100    2145      104300 	 SH 	       SOLE		        104300  0      0
Intervoice Inc	                com	 461142101    1524      240453 	 SH 	       SOLE	        	240453  0      0
JDA Software Group Inc	        com	 46612K108    1537      99654 	 SH 	       SOLE	                99654   0      0
JDS Uniphase Corporation	com	 46612J101    175 	79800	 SH 	       SOLE	        	79800   0      0
Jabil Circuit Inc	        com	 466313103    2228      78000    SH 	       SOLE	        	78000   0      0
Jarden Corp	                com	 471109108    963       29200 	 SH 	       SOLE      		29200   0      0
Lawson Software Inc	        com	 52078P102    154 	21229 	 SH 	       SOLE		        21229   0      0
Mc Donalds	                com	 580135101    579 	14800	 SH 	       SOLE		        14800   0      0
Mentor Graphics Corp	        com	 587200106    1458      103570   SH 	       SOLE	         	103570  0      0
Mercury Computer Sys	        com	 589378108    451       38098    SH 	       SOLE      		38098   0      0
Merix Corp	                com	 590049102    1166      121303 	 SH 	       SOLE		        121303  0      0
Miva Inc	                com	 55311R108    242       73347    SH            SOLE                     73347   0      0
Montpelier Re Holdings Ltd      com      G62185106    867       44700    SH            SOLE                     44700   0      0
Motorola Inc                    com      620076109    835       33400    SH            SOLE                     33400   0      0
Mylan Labs Inc                  com      628530107    503       25000    SH            SOLE                     25000   0      0
NMS Communications Corp	        com	 629248105    1153      398347 	 SH            SOLE	        	398347  0      0
Nautilus Inc	                com	 63910B102    1147      83400  	 SH 	       SOLE	         	83400   0      0
Nokia Corp	                com	 654902204    1496      76000	 SH            SOLE      		76000   0      0
Nortel Networks Corp	        com	 656568102    128       55800	 SH            SOLE	         	55800   0      0
Novell Inc	                com	 670006105    1305      213871 	 SH            SOLE		        213871  0      0
Nu Horizons Electrs Corp	com	 669908105    263 	20618 	 SH 	       SOLE      		20618   0      0
OM Group Inc	                com	 670872100    852 	19400 	 SH 	       SOLE		        19400   0      0
On-Assignment Inc	        com	 682159108    1777      180450   SH            SOLE		        180450  0      0
Osteotech Inc	                com	 688582105    310       75693    SH 	       SOLE		        75693   0      0
Owens Ill Inc	                com	 690768403    1315      85300 	 SH            SOLE      		85300   0      0
Pacific Sunwear Calif Inc	com	 694873100    775       51400 	 SH            SOLE      		51400   0      0
Packaging Corp Amer	        com	 695156109    1540      66400 	 SH            SOLE      		66400   0      0
Pervasive Software Inc	        com	 715710109    293       76350 	 SH            SOLE	         	76350   0      0
Pfizer Inc	                com	 717081103    587 	20700 	 SH 	       SOLE	         	20700   0      0
Pharmion Corp	                com	 71715B409    705 	32700 	 SH            SOLE	         	32700   0      0
Photronics Inc	                com	 719405102    1020      72166 	 SH            SOLE		        72166   0      0
Pilgrims Pride Corp	        com	 721467108    274 	10000 	 SH 	       SOLE          		10000   0      0
Plantronics Inc	                com	 727493108    1578      90000 	 SH 	       SOLE		        90000   0      0
Powerwave Technologies Inc	com	 739363109    342       45000 	 SH            SOLE		        45000   0      0
Pride Intl Inc Del	        com	 74153Q102    304 	11100 	 SH            SOLE	         	11100   0      0
Quest Software Inc	        com	 74834T103    1218      85279 	 SH            SOLE		        85279   0      0
RCM Technologies Inc	        com	 749360400    52 	10326 	 SH 	       SOLE	         	10326   0      0
RF MicroDevices Inc	        com	 749941100    1681      221800   SH 	       SOLE      		221800  0      0
Realogy Corp	                com	 75605E100    397 	17500 	 SH 	       SOLE	        	17500   0      0
Regeneration Tech Inc Del	com	 75886N100    1395      198733   SH 	       SOLE      		198733  0      0
RehabCare Group	                com	 759148109    476 	36300  	 SH 	       SOLE	         	36300   0      0
Ryder Sys Inc	                com	 783549108    1034      20000    SH 	       SOLE	        	20000   0      0
S1 Corporation	                com	 78463B101    1093      237058 	 SH 	       SOLE		        237058  0      0
SAIA Inc	                com	 81111T102    1095      33600 	 SH            SOLE		        33600   0      0
SafeNet Inc	                com	 78645R107    740 	40683 	 SH            SOLE	 	        40683   0      0
Sara Lee Corp	                com	 803111103    1184      73700 	 SH 	       SOLE		        73700   0      0
Schulman A Inc	                com	 808194104    738 	31406 	 SH 	       SOLE		        31406   0      0
Sentry Technology	        com	 81731K101    3 	45100 	 SH 	       SOLE	         	45100   0      0
Six FLags Inc	                com	 83001P109    126 	24000 	 SH            SOLE		        24000   0      0
Skyworks Solutions Inc	        com	 83088M102    1369      263823   SH 	       SOLE	         	263823  0      0
Smurfit-Stone Container Corp	com	 832727101    1518      135547   SH 	       SOLE       		135547  0      0
Solectron Corp	                com	 834182107    493 	151200 	 SH 	       SOLE     		151200  0      0
Sonic Innovations Inc	        com	 83545M109    422 	103550   SH 	       SOLE     		103550  0      0
Southwest Airls Co	        com	 844741108    1629      97800    SH            SOLE		        97800   0      0
Spectralink Corp	        com	 847580107    809 	98526 	 SH 	       SOLE	        	98526   0      0
Sun Microsystems Inc	        com	 866810104    1181      238600 	 SH 	       SOLE		        238600  0      0
SupportSoft Inc	                com	 868587106    768       175726   SH            SOLE		        175726  0      0
Swift Transn Co	                com	 870756103    1156      48739 	 SH 	       SOLE		        48739   0      0
Symbol Technologies Inc	        com	 871508107    1966      132300   SH 	       SOLE	        	132300  0      0
Symmetricom Inc	                com	 871543104    202 	25000 	 SH 	       SOLE	         	25000   0      0
TII Network Technologies Inc	com	 872479209    41 	15000 	 SH 	       SOLE		        15000   0      0
Tech Data Corp	                com	 878237106    684 	18724 	 SH 	       SOLE		        18724   0      0
Technitrol Inc	                com	 878555101    1266      42400 	 SH 	       SOLE	         	42400   0      0
TeleTech Holdings Inc	        com	 879939106    482 	30850 	 SH 	       SOLE	        	30850   0      0
Telular Corp	                com	 87970T208    279 	128768   SH 	       SOLE      		128768  0      0
Theragenics Corp	        com	 883375107    1120      389000 	 SH 	       SOLE	        	389000  0      0
Time Warner Inc	                com	 887317105    1367      75000 	 SH            SOLE	         	75000   0      0
Tredegar Corp	                com	 894650100    187 	11200    SH 	       SOLE		        11200   0      0
TriPath Technology Inc	        com	 89672P104    1 	10000 	 SH 	       SOLE		        10000   0      0
Tuesday Morning Corp	        com	 899035505    567 	40816 	 SH 	       SOLE		        40816   0      0
United Parcel Service Inc	com	 911312106    1295      18000 	 SH 	       SOLE		        18000   0      0
Urologix Inc	                com	 917273104    244 	86728 	 SH 	       SOLE	        	86728   0      0
Vignette Corp	                com	 926734104    146 	10807 	 SH 	       SOLE		        10807   0      0
Vishay Intertechnology Inc	com	 928298108    803 	57200 	 SH 	       SOLE		        57200   0      0
Vivus Inc	                com	 928551100    326 	88100 	 SH 	       SOLE		        88100   0      0
W-H Energy Svcs Inc	        com	 92925E108    1124      27100 	 SH 	       SOLE		        27100   0      0
Waste Mgmt Inc	                com	 94106L109    1651      45000 	 SH 	       SOLE		        45000   0      0
Wright Med Group Inc	        com	 98235T107    604 	24890 	 SH 	       SOLE		        24890   0      0
Wyndham Worldwide Corp	        com	 98310W108    392 	14000 	 SH 	       SOLE		        14000   0      0
X-Rite Inc	                com	 983857103    213 	19808 	 SH 	       SOLE		        19808   0      0
YRC Worldwide Inc	        com	 984249102    1359 	36700 	 SH 	       SOLE		        36700   0      0
Zomax Inc Minn	                com	 989929104    185 	90477 	 SH 	       SOLE		        90477   0      0


